HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2014	Apr. 30, 2015	Jul. 17, 2014	Sep. 16, 2013	Aug. 06, 2013	Dec. 30, 2011	May 21, 2009
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase	€ 350
Issuance of preferred stock - Par value per share							€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.	130
Issue Of Redeemable Preference Shares							200,000,000	70,000,000
Debt Instrument [Line Items]
Nominal amount		8,766	6,000
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Nominal Value Of Greek Government Bonds				1,262	60	787
Annual Interest Rate Fee Basis Points Ranges From:		104
Annual Interest Rate Fee Basis Points Ranges To:		115
Floating Rate Notes I [Member]
Debt Instrument [Line Items]
Issue date		May 02, 2013
Maturity date		May 03, 2016
Nominal amount		4,500
Interest rate		Three-month Euribor plus 1,200 bps
Interest payment		Quarterly
Debt Instrument Basis Points		1,200
Floating Rate Notes Ii [Member]
Debt Instrument [Line Items]
Issue date		Jun. 26, 2013
Maturity date		Jun. 26, 2015
Nominal amount		4,266
Interest rate		Three-month Euribor plus 800 bps
Interest payment		Quarterly
Debt Instrument Basis Points		800
Floating Rate Notes Iii [Member]
Debt Instrument [Line Items]
Issue date		Jan. 07, 2015
Maturity date		Apr. 07, 2015
Nominal amount		4,100
Interest rate		Three-month Euribor plus 600 bps
Interest payment		Quarterly
Debt Instrument Basis Points		600
Floating Rate Notes Iv [Member]
Debt Instrument [Line Items]
Issue date		Jan. 23, 2015
Maturity date		May 23, 2015
Nominal amount		1,900
Interest rate		One-month Euribor plus 600 bps
Interest payment		Monthly
Debt Instrument Basis Points		600
Floating Rate Notes V [Member]
Debt Instrument [Line Items]
Issue date		Apr. 15, 2015
Maturity date		Oct. 15, 2015
Nominal amount		€ 4,100
Interest rate		Six-month Euribor plus 800 bps
Interest payment		Semi-annually
Debt Instrument Basis Points		800